STOCK BASED COMPENSATION (Details 2) (Stock options)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stock Based Compensation
Number of shares authorized for issuance	100,000
Stock Option Plans
Stock Based Compensation
Life of awards	10 years	10 years
1999 Plan
Stock Based Compensation
Vesting period	5 years	5 years
Number of shares authorized for issuance		100,000
1993 Non-Employee Directors Stock Ownership Incentive Plan
Stock Based Compensation
Number of shares authorized for issuance	20,000	20,000